DIRECTORS LOAN	3 Months Ended
Jun. 30, 2026
DIRECTORS LOAN
DIRECTOR'S LOAN

9. DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On November 25, 2024, the Lender agreed to extend the repayment date of the Loan to November 26, 2025. On November 25, 2025, the repayment date of the Loan was further extended to January 4, 2027 or earlier pending the achievement of certain financing milestones. Interest is accrued monthly and will be paid as amended, by the Loan maturity date.

The continuity of the Loan balance is as follows:

Balance, March 31, 2025	966,304
Interest expense	100,000
Amortization of transaction costs	34,678
Cash interest paid	(50,136)
Closing balance, March 31, 2026	1,050,846
Interest expense	24,932
Closing balance, June 30, 2026	1,075,778

Current portion	1,075,778
Non-current portion	-

	Three Months Ended	Year Ended
Finance Expenses	June 30, 2026	March 31, 2026
	($)	($)
Interest on loan	24,932	100,000
Amortization of transaction costs	–	34,678
Total	24,932	134,678